50688  2/99

Prospectus Supplement
dated February 8, 1999 to:
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PUTNAM EMERGING MARKETS FUND
Prospectus dated December 30, 1998

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

MANAGER                SINCE       EXPERIENCE

Thomas R. Haslett       1997       Employed by Putnam Management since
Managing Director                  1996.  Prior to December, 1996,
                                   Mr. Haslett was employed
                                   at Montgomery Asset Management Ltd.

J. Peter Grant          1995       Employed by Putnam Management since
Senior Vice President              1973.

Stephen Oler            1997       Employed by Putnam Management since
Senior Vice President              1997.  Prior to June, 1997,  Mr. Oler
                                   was employed at Templeton Investments, and prior to March, 1996, Mr. Oler was employed at Baring Asset Management Co.

Carmel Peters           1997       Employed by Putnam Management since
Senior Vice President              1997.  Prior to May, 1997, Ms. Peters
                                   was employed at Wheelock Natwest Investment
                                   Management, Hong Kong, and
                                   prior to February, 1996, Ms.
                                   Peters was employed at
                                   Rothschild Asset Management
                                   Asia Pacific, Hong Kong.

Paul C. Warren          1999       Employed by Putnam Management since
Senior Vice President              1997. Prior to May, 1997,
                                   Mr. Warren was employed at IDS
                                   Fund Management, and prior to
                                   August, 1994, was employed at
                                   Pilgrim Baxter Associates.
                                   Prior to March, 1994, Mr.
                                   Warren was employed at
                                   Prudential Asia.

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